Payable taxes and other accrued expenses (Tables)	12 Months Ended
Dec. 31, 2024
Payable taxes and other accrued expenses
Schedule of payable taxes and other accrued expenses

	December 31,
	2024		2023		2022
Accrued expenses	Ps.	503,113	Ps.	345,225	Ps.	265,358
Payable taxes other than income tax		389,463		410,775		551,133
Accrued interest		239,753		204,843		147,115
	Ps.	1,132,329	Ps.	960,843	Ps.	963,606